Note 2 - Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2022	2021
Revenue:
Transportation Services	$15,401,105	$13,754,732
Fuel Rebate	175,819	195,944
Equipment Rental and other	17,500	40,812
	$15,594,424	$13,991,488

Banner Midstream Corp. [Member]
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2022	2021
Revenue:
Transportation Services	$18,457,567	$12,318,309
Fuel Rebate	251,877	243,961
Equipment Rental and other	40,609	148,780
	$18,750,053	$12,711,050